Offerings - Offering: 1	Aug. 26, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share (1)(2)(3)
Amount Registered | shares	3,060,628
Proposed Maximum Offering Price per Unit | $ / shares	1.06
Maximum Aggregate Offering Price	$ 3,244,265.68
Fee Rate	0.01531%
Amount of Registration Fee	$ 496.70
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s Common Stock (“Common Stock”) that become issuable under the Oragenics, Inc. 2021 Equity Incentive Plan (the “2021 Plan”) by reason of any stock dividend, stock split, recapitalization or other similar transaction.This estimate is made solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h)(1) and Rule 457(c) of the Securities Act. The price per share and aggregate offering price are based upon the average of the high and low prices of Registrant’s Common Stock on August 20, 2025, as reported on NYSE American.On June 23, 2025, the Registrant filed a Registration Statement on Form S-1 (File No. 333-288225) (the “Prior Registration Statement”). The Prior Registration Statement registered a maximum aggregate offering price of $20,000,000 of Units, consisting of Series H Preferred Stock and Series H Preferred Stock Warrants. The Prior Registration Statement also registered a maximum aggregate offering price of $20,000,000 for Series H Preferred Stock underlying the Series H Preferred Stock Warrants. The Series H Preferred Stock Warrants are exercisable into shares of Series H Preferred at $25.00 per share. The Company sold $16,500,000 Units and only $16,500,000 of the $20,000,000 registered Series H Preferred Warrants would be exercisable into Series H Preferred Stock. In accordance with Rule 457(p) under the Securities Act, the Registrant is using a portion of the unused filing fees associated with the Prior Registration Statement to offset the filing fee payable in connection with this filing.